Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash		$ 1,023,789	$ 131,182	$ 3,142,650
Notes receivable				383,792
Accounts receivable, net		1,087,742	1,155,948	7,045,846
Other receivables, net		6,915	51,034	4,335,715
Advances to suppliers - third parties		58,906	48,875	124,140
Prepaid expenses and other current assets		71,214	90,382	105,054
Due from related party, net		345,898	435,898	807,965
Total Current Assets		2,594,464	1,913,319	15,945,162
Property and equipment, net		476,224	523,290	989,910
Right-of-use assets		263,132	300,114
Intangible assets, net		10,556	26,389	89,722
Prepaid expenses				519,503
Other long-term assets - deposits		3,099,285	2,974,990	3,054,706
Total Assets		6,443,661	5,738,102	20,599,003
Current Liabilities
Deferred revenue		68,912	67,083	68,590
Accounts payable		566,665	487,692	567,619
Lease liabilities - current		213,348	204,391
Taxes payable		3,409,562	3,280,348	3,184,895
Accrued expenses and other current liabilities		1,801,282	1,643,319	1,418,129
Loan payable - current		128,225	126,032
Total current liabilities		6,187,994	5,808,865	5,239,233
Lease liabilities - noncurrent		106,282	132,699
Loan payable - noncurrent		152,245	154,438
Total liabilities		6,446,521	6,096,002	5,239,233
Commitments and Contingencies
Equity (Deficiency)
Preferred stock, 2,000,000 shares authorized, no par value, none issued
Common stock value	[1]	29,466,192	28,414,992	26,523,830
Additional paid-in capital		2,334,962	2,334,962	2,066,906
Subscription receivable			(59,869)
Treasury stock, at cost, 0 and 35,099 shares as of June 30, 2020 and 2019	[1]			(417,538)
Accumulated deficit		(24,155,385)	(23,421,594)	(6,968,700)
Accumulated other comprehensive loss		(892,779)	(1,084,030)	(671,106)
Total Sino-Global Shipping America Ltd. Stockholders' Equity		6,752,990	6,184,461	20,533,392
Non-controlling Interest		(6,755,850)	(6,542,361)	(5,173,622)
Total Equity (Deficiency)		(2,860)	(357,900)	15,359,770
Total Liabilities and Equity (Deficiency)		$ 6,443,661	$ 5,738,102	$ 20,599,003

[1]	Shares and per share data are presented on a retroactive basis to reflect the 1-for-5 reverse stock split on July 7, 2020.